Subsequent Events	3 Months Ended
Jun. 30, 2011
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Subsequent Events Policy Policy Text Block

Note 19 –Subsequent Event

On August 5, 2011, H&H Group’s First Lien Revolver, First Lien Term Loan and Second Lien Term Loan were amended to, among other things, extend the maturity dates to June 28, 2013.